MAINLAND CHINA CONTRIBUTION PLAN - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
MAINLAND CHINA CONTRIBUTION PLAN
Contribution to employee benefits	$ 113	$ 122